Fair Value of Financial Instruments (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended		54 Months Ended	63 Months Ended	12 Months Ended				1 Months Ended
	Apr. 30, 2012	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Apr. 30, 2013	Jul. 31, 2012 Warrant derivative liability	Jul. 31, 2011 Warrant derivative liability	Mar. 28, 2012 Warrant derivative liability	Mar. 28, 2012 Series A Warrant	Feb. 29, 2012 Series C Warrant
Fair Value Measurements
Expiration of Series B Warrants (in shares)											4,000,000
Base floor price (in dollars per share)								$ 0.50	$ 0.50	$ 0.50
Increase or decrease in estimated fair value of derivative liabilities	$ 1,613,329	$ 4,192,781	$ 4,192,781	$ (1,041,795)	$ 3,150,986	$ 3,150,985	$ (4,192,781)	$ (1,041,795)